Private Placement Warrants - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Adjustment to additional paid in capital warrants issued	$ 1,166,375
Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued		7,750,000	7,750,000
Number of warrants issued, price per warrant		$ 1	$ 1
Aggreagate value of warrants issued		$ 7,750,000	$ 7,750,000
Warrants issued, exercise price		$ 11.5	$ 11.5
Number of Class A common stock that can be purchased per warrant		1	1